Accounting Principles - Going Concern (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Principles
Cash and cash equivalents	€ 86,553	€ 105,687	€ 35,840	€ 56,692
Short-term deposits	8,800
Research tax credits receivable from current tax year	4,400	€ 4,800
Milestone payments received	4,000
Maximum potential amount of sale of ordinary shares	€ 68,100